CONSOLIDATED CONDENSED BALANCE SHEETS (Parenthetical) - USD ($) shares in Millions, $ in Millions	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Common stock		150	147
Treasury Stock		3	2
Common stock, par value		$ 0.01
Cash and cash equivalents	$ 1,454	$ 1,513	$ 1,227
Restricted cash	3,041	3,113	58
Receivables, net	159	160	134
Due from affiliates	26	64	34
Prepayments and other current assets	145	118	121
Inventories	17	20	21
Current assets held for sale		0	364
Property and equipment, net	7,429	7,446	7,584
Goodwill	1,608	1,608	1,608
Intangible assets other than goodwill, net	417	433	498
Restricted cash	105	5	109
Deferred Costs and Other Assets	411	414	448
Accounts payable	188	215	161
Due to affiliates	67	112	16
Accrued expenses and other current liabilities	641	664	550
Interest payable	133	67	131
Current portion of long-term debt	46	89	187
Current liabilities held for sale		0	66
Long-term debt	6,743	6,749	6,777
Deferred income taxes	1,794	1,722	1,000
Deferred credits and other	93	93	180
Variable Interest Entity, Primary Beneficiary [Member]
Cash and cash equivalents	1,115	1,157	948
Restricted cash	3,000	3,040	3
Receivables, net	84	76	63
Due from affiliates	26	64	33
Prepayments and other current assets	80	61	46
Inventories	5	7	7
Current assets held for sale		0	364
Property and equipment, net	2,534	2,537	2,607
Goodwill	206	206	206
Intangible assets other than goodwill, net	187	191	206
Restricted cash	5	5	9
Deferred income taxes		0	0
Deferred Costs and Other Assets	235	240	253
Accounts payable	114	143	124
Due to affiliates	47	94	15
Accrued expenses and other current liabilities	307	312	232
Interest payable	30	14	37
Current portion of long-term debt	20	21	70
Current liabilities held for sale		0	66
Long-term debt	2,252	2,254	2,267
Deferred income taxes		0	13
Deferred credits and other	$ 34	$ 33	$ 125